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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10111


                      Pioneer Europe Select Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Europe Select Fund
         Schedule of Investments  5/31/05 (unaudited)

Shares                                                     Value
         PREFERRED STOCKS - 2.6 %
         Automobiles & Components - 2.6 %
         Automobile Manufacturers - 2.6 %
    528  Porsche AG                                     $   366,828
         Total Automobiles & Components                 $   366,828
         TOTAL PREFERRED STOCKS
         (Cost   $302,473)                              $   366,828

         COMMON STOCKS - 98.7 %
         Energy - 12.0 %
         Integrated Oil & Gas - 9.3 %
 68,569  BP Amoco Plc                                   $   687,654
 23,361  Eni S.p.A.                                         598,626
                                                        $ 1,286,280
         Oil & Gas Refining & Marketing - 2.7 %
 15,100  Repsol SA                                      $   376,898
         Total Energy                                   $ 1,663,178

         Materials - 12.4 %
         Commodity Chemicals - 2.7 %
  5,738  BASF AG *                                      $   380,322

         Construction Materials - 9.7 %
 16,116  CRH Plc                                        $   406,939
  5,042  Lafarge BR                                         457,947
  6,510  VINCI SA                                           487,472
                                                        $ 1,352,358
         Total Materials                                $ 1,732,680

         Capital Goods - 8.5 %
         Construction & Engineering - 6.7 %
 18,120  ACS, Actividades de Construccion y Servicios, S$   481,711
  7,870  Compagnie de Saint Gobain                          452,409
                                                        $   934,120
         Electrical Component & Equipment - 1.8 %
  3,336  Schneider Electric SA *                        $   245,253
         Total Capital Goods                            $ 1,179,373

         Commercial Services & Supplies - 3.3 %
         Diversified Commercial Services - 3.3 %
 17,707  TNT Post Group NV                              $   453,132
         Total Commercial Services & Supplies           $   453,132

         Automobiles & Components - 8.9 %
         Auto Parts & Equipment - 4.8 %
  3,806  Continental AG *                               $   269,519
  6,331  Compagnie Generale des Etablissements Michelin *   399,684
                                                        $   669,203
         Automobile Manufacturers - 4.1 %
  4,885  Bayerische Motoren Werke AG *                  $   211,482
  6,044  PSA Peugeot Citroen                                361,604
                                                        $   573,086
         Total Automobiles & Components                 $ 1,242,289

         Consumer Durables & Apparel - 3.4 %
         Apparel, Accessories & Luxury Goods - 3.4 %
  2,833  Adidas-Salomon AG *                            $   470,346
         Total Consumer Durables & Apparel              $   470,346

         Retailing - 1.6 %
         Computer & Electronics Retail - 1.6 %
 80,587  Dixons Group Plc                               $   221,820
         Total Retailing                                $   221,820

         Food & Drug Retailing - 1.9 %
         Drug Retail - 1.9 %
 23,900  Boots Co., Plc                                 $   263,068
         Total Food & Drug Retailing                    $   263,068

         Pharmaceuticals & Biotechnology - 8.0 %
         Pharmaceuticals - 8.0 %
 13,264  Astrazeneca Plc                                $   562,911
 22,441  GlaxoSmithKline Plc                                552,616
                                                        $ 1,115,527
         Total Pharmaceuticals & Biotechnology          $ 1,115,527

         Banks - 15.6 %
         Diversified Banks - 15.6 %
 22,679  Allied Irish Banks Plc                         $   470,090
 48,348  Barclays Plc                                       458,517
  9,336  BNP Paribas SA                                     627,430
 20,621  Royal Bank of Scotland Group Plc                   605,456
                                                        $ 2,161,493
         Total Banks                                    $ 2,161,493

         Diversified Financials - 10.7 %
         Diversified Capital Markets - 7.4 %
 11,669  CS Group *                                     $   466,991
  7,365  UBS AG                                             567,661
                                                        $ 1,034,652
         Diversified Financial Services - 3.3 %
  4,688  Societe Generale *                             $   460,476
         Total Diversified Financials                   $ 1,495,128

         Technology Hardware & Equipment - 3.1 %
         Electronic Equipment & Instruments - 3.1 %
  5,934  Siemens                                        $   433,155
         Total Technology Hardware & Equipment          $   433,155

         Telecommunication Services - 9.3 %
         Integrated Telecommunication Services - 4.1 %
  1,942  Belgacom SA *                                  $    66,422
 17,861  France Telecom SA *                                504,721
                                                        $   571,143
         Wireless Telecommunication Services - 5.2 %
282,934  Vodafone Group Plc                             $   715,556
         Total Telecommunication Services               $ 1,286,699
         TOTAL COMMON STOCKS                            $13,717,888
         (Cost   $12,985,085)
         TOTAL INVESTMENTS IN SECURITIES                $14,084,716
         (Cost   $13,287,558)
         OTHER ASSETS AND LIABILITIES                   $ (187,341)

         TOTAL NET ASSETS                               $13,897,375

       * Non-income producing security

       (aAt May 31, 2005, the net unrealized gain on investments based on co

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost      $1,919,338

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value       (1,134,904)

         Net unrealized gain                            $ 784,434




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 28, 2005

* Print the name and title of each signing officer under his or her signature.